Other Current Assets and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Other Assets, Current [Abstract]
Non-qualified deferred compensation	$ 9,832	$ 17,190
Prepaid expenses and other miscellaneous current assets	10,686	11,125
Total other current assets	20,518	28,315
Other Liabilities, Current [Abstract]
Accrued payroll and related taxes and benefits	36,538	49,064
Combined outstanding Slot Win Contribution and free promotional slot play contribution	12,691	13,680
Accrued severance	2,395	13,228
Amounts due to horsemen	7,805	9,259
Other miscellaneous current liabilities	64,553	64,749
Total other current liabilities	$ 123,982	$ 149,980